Description of Plan (Details - Contributions) - EBP 002 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Description of Plan [Line Items]
Basic contributions, less than 40 points	5.00%
Basic contributions, 40 to 59 points	6.00%
Basic contributions, 60 to 79 point	7.00%
Basic contributions, 80 or more points	8.00%